Note 14 - Government Grants and Subsidies	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of government grants [text block]
14.	GOVERNMENT GRANTS AND SUBSIDIES

Government Grants

Included as a reduction of selling, general and administrative expenses are government grants of
$279,017
(
2019
-
$235,387,
2018
-
$242,813
), relating to the Company's publishing and software projects. At the end of the year,
$Nil
(
2019
-
$22,276,
2018
-
$Nil
) is included in accounts and grants receivable.

One government grant for the print-based English language learning segment is repayable in the event that the segment's annual net income before tax for the current year and the previous two
years exceeds
15%
of revenue. During
2019
and
2018,
the conditions for the repayment of grants did
not
arise and
no
liability was recorded.

Ontario Interactive Digital Media Tax Credit

Included as a reduction of Selling, General and Administrative Expenses is Ontario Interactive Digital Media Tax Credit (“OIDMTC”). The Company received an approval and funding of its grant from the Province of Ontario's (“OIDMTC”) in the amount of
$904,940
during
2020
and was recognized as a reduction in selling, general and administrative expenses. The OIDMTC is a refundable tax credit based on eligible Ontario labour expenditures in additional to eligible marketing and distribution expenditures claimed by a qualifying corporation with respect to interactive digital media products. The Ontario Creates Interactive Digital Media (“IDM”) Fund Concept Definition and Production programs provide content creators with funding for high quality, original interactive digital media content projects that make a positive contribution to the Ontario economy.

The fund assesses innovative interactive media projects, including e-learning, that are deemed to contribute to education and learning through the application of text, images, and other multimedia. The approval process involves a full audit of the product and processes.

Canada Emergency Wage Subsidy

The Canada Emergency Wage Subsidy (“CEWS”) was announced on
March 27, 2020.
Effective
April 11, 2020,
the CEWS came into force providing a wage subsidy to eligible Canadian employers to enable them to continue to pay their Canadian employees through their own payroll. Due to the impact of COVID-
19,
the Company applied for CEWS and received
$182,118
during the year and recorded this amount as a reduction of general and administrative expense.

Canada Emergency Rent Subsidy

The Canadian government introduced the new Canada Emergency Rent Subsidy (“CERS”) to provide direct relief to organization that continue to be economically impacted by the COVID-
19
pandemic. The new rent subsidy was available retroactive to
September 27, 2020,
until
June 2021.
The Company applied for CERS and received
$27,309
during
2020
and recorded this amount as a reduction of general and administrative expense.